Provisions	12 Months Ended
Dec. 31, 2022
PROVISIONS
Provisions

25.  PROVISIONS

a)	The detail of provisions as of December 31, 2022 and 2021, is detailed as follows:

	Current		Non-current
	12-31-2022	12-31-2021	12-31-2022	12-31-2021
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings (1)	1,386,074	1,264,710	15,718,485	13,149,618
Decommissioning or restoration (2)	19,307,862	13,375,095	172,703,975	173,341,364
Other provisions (3)	2,208,070	5,116,512	1,047,783	7,621,732
Total	22,902,006	19,756,317	189,470,243	194,112,714
(1)	See Note 36.3.
(2)	See Note 3.a.
(3)	As of December 31, 2022, this item includes an amount of ThCh$196,131 (ThCh$3,434,242 as of December 31, 2021) is included at short term, and ThCh$397,772 (ThCh$4,042,759 as of December 31, 2021) at long-term, which relates to restructuring provisions associated with the Group’s 2021-2024 digitization strategy. This enables the adoption of new work and operation models and demands new skills and knowledge to make processes even more efficient.

The expected timing and amount of any cash outflows related to the above provisions is uncertain and depends on the resolution of specific matters related to each one. For example, specifically for litigation, this depends on the final resolution of the corresponding legal claim. Management believes that provisions recognized in the financial statements cover the related risks appropriately.

b)	Movements in provisions as of December 31, 2022 and 2021 , are as follows:

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2022	14,414,328	186,716,459	12,738,244	213,869,031
Increase (decrease) in existing provisions (1)	11,224,282	11,059,100	(1,697,843)	20,585,539
Provisions used	(7,178,867)	(16,548,540)	(7,250,696)	(30,978,103)
Reversal of unused provision	(1,300,906)	—	—	(1,300,906)
Increase from adjustment to time value of money (2)	—	11,338,594	—	11,338,594
Conversion Difference Foreign Currency Exchange	(54,278)	(72,347)	8,032	(118,593)
Other Increase (Decrease) (3)	—	(481,429)	(541,884)	(1,023,313)
Total movements in provisions	2,690,231	5,295,378	(9,482,391)	(1,496,782)
Balance as of December 31, 2022	17,104,559	192,011,837	3,255,853	212,372,249

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2021	16,335,174	191,867,939	5,473,362	213,676,475
Increase (decrease) in existing provisions (4)	6,006,400	(3,197,115)	7,856,556	10,665,841
Provisions used	(1,999,269)	(2,782,780)	(623,019)	(5,405,068)
Reversal of unused provision	(6,378,072)	—	—	(6,378,072)
Increase from adjustment to time value of money (2)	—	(1,672,021)	—	(1,672,021)
Conversion Difference Foreign Currency Exchange	483,048	2,605,855	33,882	3,122,785
Other Increase (Decrease)	(32,953)	(105,419)	(2,537)	(140,909)
Total movements in provisions	(1,920,846)	(5,151,480)	7,264,882	192,556
Balance as of December 31, 2021	14,414,328	186,716,459	12,738,244	213,869,031
(1)	As of December 31, 2022, the increase in provisions for decommissioning or restoration for the year is mainly due to the decrease in interest rates during the period.
(2)	Corresponds to a financial update, see Note 34.
(3)	See Note 5.
(4)	Changes to provisions for decommissioning and restoration for the year ended December 31, 2021, are mainly due to an increase in the discount rate used to calculate these provisions.